Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating expenses.
Legal and other consulting expenses	€ 73,328	€ 29,912	€ 28,778
Software-as-a Service and similar rights	23,115	20,398	17,614
Travel expenses	10,992	10,082	8,742
Marketing expenses	9,849	9,193	7,830
Insurance	2,953	4,342	6,618
Office expenses	5,109	5,403	5,082
Telecommunication and IT expenses	2,537	2,891	4,994
Other external and administrative costs	18,132	11,316	9,785
Total	€ 146,015	€ 93,537	€ 89,443